Account Payables and Accrued Expenses - Future lease payments included in the measurement of the lease liabilities (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Principal	$ 1,196
Interest	116
Total	1,312
2020
Disclosure of maturity analysis of operating lease payments [line items]
Principal	364
Interest	49
Total	413
2021
Disclosure of maturity analysis of operating lease payments [line items]
Principal	229
Interest	34
Total	263
2022
Disclosure of maturity analysis of operating lease payments [line items]
Principal	196
Interest	19
Total	215
2023
Disclosure of maturity analysis of operating lease payments [line items]
Principal	204
Interest	11
Total	215
2024
Disclosure of maturity analysis of operating lease payments [line items]
Principal	203
Interest	3
Total	$ 206